Produced Content, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Produced Content Net [Line Items]
Accrued participation liabilities	¥ 399,873				$ 62,749
Cost of Revenue
Produced Content Net [Line Items]
Amortization expense for produced content predominantly monetized with other content assets	4,641,353	$ 728,330	¥ 3,023,628
Amortization expense for produced content predominantly monetized on its own	¥ 1,318,693	$ 206,931	¥ 1,095,325
Produced Content, Net
Produced Content Net [Line Items]
Amortization expense				¥ 2,977,181